UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21586
                                                    ----------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                     Date of reporting period: JUNE 30, 2006
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND SEMI-ANNUAL REPORTFOR THE SIX MONTHS ENDED JUNE 30, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                                 JUNE 30, 2006

 Shareholder Letter..................................................   1
 Portfolio Commentary................................................   2
 Portfolio Components................................................   4
 Portfolio of Investments............................................   5
 Statement of Assets and Liabilities.................................  12
 Statement of Operations.............................................  13
 Statements of Changes in Net Assets.................................  14
 Financial Highlights................................................  15
 Notes to Financial Statements.......................................  16
 Additional Information..............................................  20
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders
     By-Law Amendments
     Advisory Agreement



CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Fiduciary Asset Management, LLC (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust/Fiduciary Asset Management Covered Call Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

 HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by Mohammed Riad and K. Timothy Swanson, Co-Portfolio Managers of the Sub-Advisor, you can obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen and personnel of the Advisor and Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.~

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

         FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND (FFA)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2006

Dear Shareholders:

We are pleased to present this semi-annual report of the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") (NYSE symbol: FFA) which includes a discussion of how your Fund performed over the six-month reporting period ended June 30, 2006. At the beginning of this reporting period, domestic and global equity markets were generally strong, but became considerably more volatile beginning in May. Uncertainty over the direction of future interest rates and inflation concerns were factors contributing to the volatility.

Over the short-term, markets change and oftentimes change quickly as evidenced by the performance over the past six months. History has shown that stocks are prone to sudden declines in value. Sometimes stocks recover their value quickly, while other times the decline lasts for quite a while. It is virtually impossible to predict market declines with certainty and we believe the patient long-term investor will be rewarded over time.

Despite market volatility, the Fund posted positive market value and net asset value total returns. I encourage you to read the commentary from the portfolio management team found on the following pages. It includes a review of the specific market conditions that affected the Fund's performance as well as the portfolio managers' outlook for the markets.

We appreciate the opportunity to assist you in achieving your financial goals and thank you for your continued confidence.

Sincerely,

/S/ JAMES A. BOWEN

James A. Bowen
President of the First Trust/Fiduciary Asset Management Covered Call Fund August 11, 2006

[PHOTO OMITTED]
MOHAMMED RIAD

MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER, CHIEF DERIVATIVES STRATEGIST, MEMBER OF STRATEGY COMMITTEE AND INVESTMENT COMMITTEE

Mr. Riad joined Fiduciary Asset Management, LLC ("Fiduciary") in 1999 and has 13 years of investment industry experience. He is a member of the portfolio management team and serves as senior portfolio manager for Fiduciary's institutional and hedged large-cap equity strategies, as well as closed-end and open-end funds. Additionally, Mr. Riad has been instrumental in the development of industry-leading large scale derivatives strategies. He is actively involved with the Strategy Committee's macroeconomic assessment and top-down approach to portfolio management. Prior to joining Fiduciary, Mr. Riad worked in management for six years at Legg Mason Wood Walker in the Washington D.C. and New York offices. Mr. Riad holds a B.S. in business from Wake Forest University and an M.B.A. from Washington University in St. Louis.

[PHOTO OMITTED]
K. TIMOTHY SWANSON, CFA

SENIOR VICE PRESIDENT, PORTFOLIO MANAGER, MEMBER OF INVESTMENT COMMITTEE

Mr. Swanson performs quantitative and qualitative research and holds portfolio management duties for Fiduciary's large-cap institutional equity strategies. He implements portfolio management decisions for hedged equity institutional portfolios, as well as closed-end and open-end funds. Mr. Swanson provides the Strategy Committee with statistical and quantitative analysis of macroeconomic, sector, industry, and company-specific recommendations and supporting data. He assists in designing, structuring, and managing Fiduciary's quantitative research effort. Prior to joining Fiduciary, he spent two years as a portfolio manager for institutional and high-net worth clients and spent nearly seven years at A.G. Edwards & Sons as a senior analyst for beverage and tobacco industries, earning eight Wall Street Journal All-Star Analyst awards between 1997 and 2000. He is a Chartered Financial Analyst (CFA) and member of the St. Louis Society of Financial Analysts. Mr. Swanson received his M.B.A. from Washington University in St. Louis and his bachelor of arts degree from Colgate University.

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

MARKET RECAP

Economic growth in the first quarter of 2006, as measured by Gross Domestic Product, rebounded from a hurricane-weakened 1.7% in the fourth quarter of 2005 to an annualized rate of 5.6% in the first quarter and approximately 2.5% in the second quarter. We believe, this moderating growth environment is generally coincident with an economic cycle approaching mid-phase - and quite predictable in light of the tightening program that the Federal Reserve Board (the "Fed") has undertaken since June 2004. Historically, this phase of the economic cycle has been favorable for equities - notably large-cap equities - as the slowing growth outlook both lowers inflation fears and decreases pressure on the Fed to further tighten monetary policy. During the four-month period ended April, the market reacted on cue with the S&P 500 Index increasing 5.6%, bolstered by commentary from the Fed that shifted its tone on future interest rate policy from "measured" to "data dependent".

Disappointingly, this economic `soft-landing' scenario was questioned by investors with the May release of April's Consumer Price Index data, indicating that inflation had moved above the Fed Chairman's assumed 2% comfort-zone. Equity markets sold off around the globe and volatility - a component of the price of an option - spiked during May as investor attention refocused on the Fed monetary policy.

PORTFOLIO PERFORMANCE

During this period, the First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") produced a net asset value ("NAV") total return of 0.8% for the six-months ended June 30, 2006. The market price total return of the Fund was 4.6% over the same period. This compared to a 2.7% return for the S&P 500 Index and -0.7% for the Lehman U.S. Aggregate Fixed Income Index.

The Fund's broader investment themes in global energy and infrastructure demand continued to produce positive relative performance versus the S&P 500 Index. The Fund's positioning in the industrial sector - the Fund's largest active weighting versus the S&P 500 Index - benefited from increasing global demand for machinery, aerospace and transportation services. Similarly, the Fund's exposure to companies participating in petroleum refining and servicing profited from continued demand in energy natural resources.

The successful performance of the Fund within the health care sector during 2005 reversed in the first half of 2006, primarily due to controversy surrounding the health care services industry. While the Fund's positions within the managed health care group continued to post strong earnings growth during the period, these industry and company-specific issues led to a meaningful contraction in the

--------------------------------------------------------------------------------
                      PORTFOLIO COMMENTARY - CONTINUED
--------------------------------------------------------------------------------

valuation of this group, thereby generating the Fund's largest negative performance variance versus the market. The Fund's overweight positioning in technology stocks was affected by a decline in investor sentiment. While the Fund did eliminate a handful of positions within the technology sector throughout the period, performance was nonetheless adversely impacted.

The Fund's NAV return was disappointing considering that the option premiums should provide some additional upside in such a flat market. Four factors contributed to the underperformance:

1. -The underlying equity portfolio had a large-cap growth stock bias which was out of favor during the first six months of the year. 2. -At the outset of the market downturn, low market volatility had resulted in low premiums on call options. The smaller premiums provided less downside protection.

3. Premium income received was further reduced by writing options with shorter maturities.

4. -In the course of the market decline starting in May, volatility rose which increased the value of the options that were written.

We believe that the performance shortfall is temporary. The portfolio earnings growth is stronger and the price/earnings ratio is lower than the S&P 500 Index. We also took advantage of the richer premiums now available in the market by extending the average maturity of the options. If volatility declines to prior levels, we expect to generate option gains that will at least reverse the previous adversity from rising volatility.

DIVIDENDS

The Fund declared and paid two quarterly dividends to shareholders during the first six months of 2006. The aggregate amount of these dividends, $0.80 per share, represented net investment income and short-term capital gains earned by the Fund's investment portfolio throughout the time period, and computes to an annualized distribution rate of 8.0% on the initial offering price of $20.00 per share.

OUTLOOK

With home building, automobiles and general retail sales either soft or declining, we believe the Fed's tightening phase is nearly over and have positioned the Fund's equities to take advantage of such a scenario. If this assessment is correct, we believe a mid-cycle slowdown, not a recession, will occur in the next several quarters.

Despite such a slowdown, our market outlook remains positive. First, equity investors historically have preferred liquidity over profits. Given that and assuming corporate profits slow from double digit growth in the prior three years to a 7%, or less, trend-line growth rate, the outlook for a less-restrictive Fed monetary policy will override the profits deceleration.

On a relative valuation basis, the growth component of the S&P 500 Index appears more attractive than value. In addition, the S&P 500 Index, a large capitalization stock index, appears to offer superior value relative to the Russell 2000 Index, a small capitalization stock index. Given what we believe are compelling valuation statistics, we continue to emphasize large-cap growth stocks in the Fund's portfolio.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO COMPONENTS+
JUNE 30, 2006


                               [GRAPHIC OMITTED]
                      EDGAR REPRESENTATION OF DATA POINTS


Capital Markets                                   10.8%
Communications Equipment                           7.2%
Aerospace & Defense                                6.0%
Health Care Providers & Services                   5.7%
Oil, Gas & Consumable Fuels                        5.6%
Diversified Financial Services                     5.2%
Energy Equipment & Services                        4.5%
Semiconductors & Semiconductor Equipment           4.5%
Commercial Banks                                   3.9%
Hotels, Restaurants & Leisure                      3.9%
Road & Rail                                        3.9%
Wireless Telecommunication Services                3.6%
Biotechnology                                      3.4%
Air Freight & Logistics                            3.2%
Machinery                                          3.2%
Health Care Equipment & Supplies                   3.0%
Software                                           3.0%
Food & Staples Retailing                           2.8%
Computers & Peripherals                            2.6%
Household Durables                                 2.6%
Specialty Retail                                   2.4%
Industrial Conglomerates                           2.3%
Pharmaceuticals                                    2.0%
Diversified Telecommunication Services             1.8%
Household Products                                 1.8%
Multiline Retail                                   1.1%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.~

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
      ------                                                     --------

 COMMON STOCKS+ - 101.9%

              AEROSPACE & DEFENSE - 6.1%
      246,700 Honeywell International Inc. ................... $    9,942,010
      193,700 United Technologies Corp........................     12,284,454
                                                               ---------------
                                                                   22,226,464
                                                               ---------------

              AIR FREIGHT & LOGISTICS - 3.2%
      101,500 FedEx Corp. ....................................     11,861,290
                                                               ---------------

              BIOTECHNOLOGY - 3.5%
       86,300 Amgen, Inc.*....................................      5,629,349
       87,500 Genentech, Inc.*................................      7,157,500
                                                               ---------------
                                                                   12,786,849
                                                               ---------------

              CAPITAL MARKETS - 11.0%
       55,100 Bear Stearns Companies (The), Inc...............      7,718,408
       73,300 Goldman Sachs Group (The), Inc. ................     11,026,519
       74,100 Legg Mason, Inc. ...............................      7,374,432
      217,800 Lehman Brothers Holdings, Inc...................     14,189,670
                                                               ---------------
                                                                   40,309,029
                                                               ---------------

              COMMERCIAL BANKS - 3.9%
      267,400 Wachovia Corp...................................     14,460,992
                                                               ---------------

              COMMUNICATIONS EQUIPMENT - 7.4%

      231,500 Corning, Inc.*..................................      5,599,985
      538,500 Motorola, Inc...................................     10,850,775
      221,400 QUALCOMM, Inc...................................      8,871,498
      126,800 Tellabs, Inc.*..................................      1,687,708
                                                               ---------------
                                                                   27,009,966
                                                               ---------------

              COMPUTERS & PERIPHERALS - 2.7%
      170,400 Apple Computer, Inc.*...........................      9,733,248
                                                               ---------------

              DIVERSIFIED FINANCIAL SERVICES - 5.3%
      287,900 Bank of America Corp............................     13,847,990
      108,700 CIT Group, Inc..................................      5,683,923
                                                               ---------------
                                                                   19,531,913
                                                               ---------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
      196,900 Verizon Communications, Inc. ...................      6,594,181
                                                               ---------------

              ENERGY EQUIPMENT & SERVICES - 4.6%
       50,800 Baker Hughes Inc................................      4,157,980
      142,200 BJ Services Company.............................      5,298,372
      112,000 Schlumberger Ltd................................      7,292,320
                                                               ---------------
                                                                   16,748,672
                                                               ---------------

              FOOD & STAPLES RETAILING - 2.9%
      341,600 CVS Corp........................................     10,487,120
                                                               ---------------

                  See Notes to Financial Statements.                      Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
      ------                                                     --------
 COMMON STOCKS+ - CONTINUED

              HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
      104,000 Medtronic, Inc. ................................ $    4,879,680
      108,300 Zimmer Holdings, Inc.*..........................      6,142,776
                                                               ---------------
                                                                   11,022,456
                                                               ---------------

              HEALTH CARE PROVIDERS & SERVICES - 5.9%
      127,050 Coventry Health Care, Inc.*.....................      6,980,127
       94,900 Quest Diagnostics, Inc..........................      5,686,408
      196,100 UnitedHealth Group, Inc. .......................      8,781,358
                                                               ---------------
                                                                   21,447,893
                                                               ---------------

              HOTELS, RESTAURANTS & LEISURE - 4.0%
       98,300 Harrah's Entertainment, Inc.....................      6,996,994
      189,600 MGM MIRAGE*.....................................      7,735,680
                                                               ---------------
                                                                   14,732,674
                                                               ---------------

              HOUSEHOLD DURABLES - 2.6%
       74,700 Centex Corp.....................................      3,757,410
      134,300 Lennar Corp., Class A...........................      5,958,891
                                                               ---------------
                                                                    9,716,301
                                                               ---------------

              HOUSEHOLD PRODUCTS - 1.8%
      118,400 Procter & Gamble (The) Company..................      6,583,040
                                                               ---------------

              INDUSTRIAL CONGLOMERATES - 2.3%

      255,200 General Electric Company .......................      8,411,392
                                                               ---------------

              MACHINERY - 3.2%
      159,000 Caterpillar, Inc................................     11,842,320
                                                               ---------------

              MULTILINE RETAIL - 1.2%

      116,400 Federated Department Stores, Inc. ..............      4,260,240
                                                               ---------------
              OIL, GAS & CONSUMABLE FUELS - 5.7%

      105,000 Chevron Corp....................................      6,516,300
      135,500 Valero Energy Corp..............................      9,013,460
      222,000 Williams Companies (The), Inc...................      5,185,920
                                                               ---------------
                                                                   20,715,680
                                                               ---------------

              PHARMACEUTICALS - 2.0%
      320,000 Pfizer, Inc.....................................      7,510,400
                                                               ---------------

              ROAD & RAIL - 4.0%

      136,100 Burlington Northern Santa Fe Corp...............     10,785,925
       40,200 Union Pacific Corp..............................      3,736,992
                                                               ---------------
                                                                   14,522,917
                                                               ---------------

              SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT - 4.6%
      175,800 Broadcom Corp., Class A*........................      5,282,790
      377,100 Texas Instruments Inc. .........................     11,422,359
                                                               ---------------
                                                                   16,705,149
                                                               ---------------

Page 6           See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

                                                                  MARKET
      SHARES                                                       VALUE
      ------                                                     --------
 COMMON STOCKS+ - CONTINUED

              SOFTWARE - 3.1%

      380,000 BEA Systems, Inc.*.............................. $    4,974,200
      179,700 Microsoft Corp..................................      4,187,010
      132,800 Symantec Corp.*.................................      2,063,712
                                                               ---------------
                                                                   11,224,922
                                                               ---------------

              SPECIALTY RETAIL - 2.5%
      150,000 Lowe's Companies, Inc. .........................      9,100,500
                                                               ---------------

              WIRELESS TELECOMMUNICATION SERVICES - 3.6%
      208,100 ALLTEL Corp. ...................................     13,283,023
                                                               ---------------


              TOTAL COMMON STOCKS+............................    372,828,631
                                                               ---------------
              (Cost $396,059,638)

              TOTAL INVESTMENTS - 101.9%......................    372,828,631
              (Cost $396,059,638)**

              CALL OPTIONS WRITTEN - (2.1%)...................     (7,798,956)
              (Premiums received $11,513,302)***

              NET OTHER ASSETS & LIABILITIES - 0.2%...........        796,535
                                                               ---------------
              NET ASSETS - 100.0%............................. $  365,826,210
                                                               ===============
------------------------------------------------------------------------------
*   Non-income producing security.
**  Aggregate cost for federal income tax and financial reporting purposes.
*** Aggregate  premiums received for federal income tax and financial  reporting purposes.
+ Call options were written on either entire or partial Common Stock positions; all Common Stocks are pledged as collateral.

  NUMBER OF                                                         MARKET
  CONTRACTS                                                         VALUE
------------                                                     ------------
 CALL OPTIONS WRITTEN - (2.1%)

                 ALLTEL Corp. Calls

          168    @ 65 due Jul 06.............................. $      (21,000)
        1,835    @ 65 due Oct 06 .............................       (550,500)
                                                               ---------------
                                                                     (571,500)
                                                               ---------------
                 Amgen, Inc. Call.............................
          863    @ 72.5 due Jul 06                                     (4,315)
                                                               ---------------

                 Apple Computer, Inc. Calls
          759    @ 60 due Jul 06..............................       (106,260)
          835    @ 70 due Jul 06..............................         (8,350)
                                                               ---------------
                                                                     (114,610)
                                                               ---------------
                 Baker Hughes Inc. Calls
          254    @ 85 due Jul 06..............................        (33,020)
          254    @ 85 due Aug 06..............................        (82,553)
                                                               ---------------
                                                                     (115,573)
                                                               ---------------


                  See Notes to Financial Statements.                      Page 7

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

   NUMBER OF                                                      MARKET
  CONTRACTS                                                       VALUE
  ----------                                                    --------

CALL OPTIONS WRITTEN - CONTINUED

                 Bank of America Corp. Call
        2,879    @ 50 due Aug 06 ............................. $     (129,555)
                                                               ---------------

                 BEA Systems, Inc. Call
        3,800    @ 15 due Jan 07 .............................       (285,000)
                                                               ---------------

                 Bear Stearns Companies (The), Inc. Calls
          143    @ 140 due Aug 06.............................        (65,780)
          164    @ 145 due Aug 06.............................        (41,000)
                                                               ---------------
                                                                     (106,780)
                                                               ---------------
                 BJ Services Company Calls
        1,014    @ 40 due Jul 06..............................        (40,560)
          408    @ 37.5 due Oct 06............................       (138,720)
                                                               ---------------
                                                                     (179,280)
                                                               ---------------
                 Broadcom Corp., Class A Calls
          705    @ 30 due Jul 06 .............................       (116,325)
          676    @ 35 due Aug 06..............................        (50,700)
          377    @ 35 due Nov 06..............................        (75,400)
                                                               ---------------
                                                                     (242,425)
                                                               ---------------
                 Burlington Northern Santa Fe Corp. Calls
          130    @ 80 due Jul 06..............................        (22,100)
          361    @ 80 due Aug 06..............................       (117,325)
          216    @ 85 due Oct 06 .............................        (71,280)
          240    @ 90 due Oct 06..............................        (48,000)
                                                               ---------------
                                                                     (258,705)
                                                               ---------------
                 Caterpillar, Inc. Calls
          368    @ 75 due Aug 06..............................        (99,360)
          735    @ 80 due Aug 06..............................        (66,150)
                                                               ---------------
                                                                     (165,510)
                                                               ---------------
                 Centex Corp. Calls
          404    @ 50 due Jul 06..............................        (76,760)
          343    @ 55 due Jul 06..............................        (13,720)
                                                               ---------------
                                                                      (90,480)
                                                               ---------------
                 Chevron Corp. Call
        1,050    @ 65 due Sep 06 .............................       (137,550)
                                                               ---------------

                 CIT Group, Inc. Calls
          491    @ 55 due Jul 06..............................        (14,730)
          596    @ 55 due Oct 06..............................       (110,260)
                                                               ---------------
                                                                     (124,990)
                                                               ---------------
                 Corning, Inc. Calls
        1,172    @ 22.5 due Aug 06 ...........................       (294,172)
        1,004    @ 25 due Aug 06..............................       (115,460)
          139    @ 25 due Nov 06..............................        (30,930)
                                                               ---------------
                                                                     (440,562)
                                                               ---------------

 Page 8            See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

   NUMBER OF                                                      MARKET
  CONTRACTS                                                       VALUE
  ----------                                                    --------

CALL OPTIONS WRITTEN - CONTINUED

                 Coventry Health Care, Inc. Call
          635    @ 55 due Jul 06 ............................. $      (98,425)
                                                               ---------------

                 CVS Corp. Calls
        1,119    @ 30 due Aug 06..............................       (167,850)
        1,179    @ 32.5 due Aug 06 ...........................        (47,160)
        1,118    @ 32.5 due Nov 06 ...........................       (134,160)
                                                               ---------------
                                                                     (349,170)
                                                               ---------------
                 Federated Department Stores, Inc. Calls

          582    @ 37.5 due Jul 06 ...........................        (29,100)
          582    @ 40 due Aug 06..............................        (26,190)
                                                               ---------------
                                                                      (55,290)
                                                               ---------------
                 FedEx Corp. Call
          507    @ 115 due Jul 06 ............................       (172,380)
                                                               ---------------

                 Genentech, Inc. Call
          629    @ 85 due Jul 06 .............................        (69,190)
                                                               ---------------

                 General Electric Company Call
        2,552    @ 35 due Sep 06 .............................        (89,320)
                                                               ---------------

                 Goldman Sachs Group (The), Inc. Call
          266    @ 150 due Aug 06 ............................       (151,620)
                                                               ---------------

                 Harrah's Entertainment, Inc. Calls
          259    @ 70 due Jul 06..............................        (55,685)
          258    @ 75 due Jul 06..............................         (6,450)
                                                               ---------------
                                                                      (62,135)
                                                               ---------------
                 Honeywell International Inc. Calls
        1,170    @ 42.5 due Jul 06............................        (17,550)
          712    @ 45 due Sep 06 .............................        (21,360)
                                                               ---------------
                                                                      (38,910)
                                                               ---------------
                 Legg Mason, Inc. Calls
          331    @ 105 due Jul 06.............................        (34,755)
          332    @ 110 due Aug 06.............................        (56,440)
                                                               ---------------
                                                                      (91,195)
                                                               ---------------
                 Lehman Brothers Holdings, Inc. Calls
          569    @ 62.5 due Jul 06 ...........................       (182,080)
          563    @ 70 due Jul 06..............................        (11,260)
                                                               ---------------
                                                                     (193,340)

                                                               ---------------
                 Lennar Corp., Class A Calls
          671    @ 45 due Jul 06..............................        (80,520)
          672    @ 50 due Aug 06..............................        (30,240)
                                                               ---------------
                                                                     (110,760)
                                                               ---------------
                 Lowe's Companies, Inc. Call
        1,500    @ 65 due Jul 06 .............................        (22,500)
                                                               ---------------


                  See Notes to Financial Statements.                      Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

   NUMBER OF                                                      MARKET
  CONTRACTS                                                       VALUE
  ----------                                                    --------
CALL OPTIONS WRITTEN - CONTINUED

                 Medtronic, Inc. Calls

          873    @ 52.5 due Jul 06 ........................... $       (4,365)
          167    @ 47.5 due Aug 06 ...........................        (19,205)
                                                               ---------------
                                                                      (23,570)

                                                               ---------------
                 MGM MIRAGE Call
        1,259    @ 45 due Sep 06 .............................       (119,605)
                                                               ---------------

                 Microsoft Corp. Calls
          118    @ 22.5 due Jul 06 ...........................        (13,570)
        1,679    @ 25 due Jul 06..............................         (8,395)
                                                               ---------------
                                                                      (21,965)

                                                               ---------------
                 Motorola, Inc. Call
        5,385    @ 25 due Jul 06 .............................        (26,925)
                                                               ---------------

                 Pfizer, Inc. Calls
        1,603    @ 25 due Sep 06 .............................        (56,105)
        1,597    @ 27.5 due Dec 06 ...........................        (39,925)
                                                               ---------------
                                                                      (96,030)
                                                               ---------------
                 Procter & Gamble (The) Company Calls
          989    @ 55 due Jul 06..............................       (173,075)
          170    @ 60 due Jul 06..............................           (850)
                                                               ---------------
                                                                     (173,925)
                                                               ---------------
                 QUALCOMM, Inc. Calls
        1,182    @ 40 due Jul 06..............................       (189,120)
        1,032    @ 45 due Oct 06 .............................       (139,320)
                                                               ---------------
                                                                     (328,440)
                                                               ---------------
                 Quest Diagnostics, Inc. Calls

          305    @ 60 due Aug 06..............................        (61,000)
          636    @ 60 due Nov 06..............................       (248,040)
                                                               ---------------
                                                                     (309,040)
                                                               ---------------
                 Schlumberger Ltd. Calls

          560    @ 67.5 due Aug 06 ...........................       (140,000)
          560    @ 70 due Nov 06..............................       (218,400)
                                                               ---------------
                                                                     (358,400)
                                                               ---------------
                 Symantec Corp. Calls

          878    @ 17.5 due Jul 06 ...........................         (1,756)
          450    @ 17.5 due Oct 06............................        (20,250)
                                                               ---------------
                                                                      (22,006)

                                                               ---------------
                 Tellabs, Inc. Call
        1,268    @ 15 due Aug 06 .............................        (57,060)
                                                               ---------------

                 Texas Instruments Inc. Call
        1,885    @ 32.5 due Oct 06 ...........................       (292,175)
                                                               ---------------

                 Union Pacific Corp. Call
          402    @ 95 due Aug 06 .............................       (104,520)
                                                               ---------------



                  See Notes to Financial Statements.                      Page 5

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2006 (UNAUDITED)

   NUMBER OF                                                      MARKET
  CONTRACTS                                                       VALUE
  ----------                                                    --------
CALL OPTIONS WRITTEN - CONTINUED

                 United Technologies Corp. Call
          971    @ 65 due Aug 06 ............................. $     (106,810)
                                                               ---------------

                 UnitedHealth Group, Inc. Calls
          968    @ 45 due Jul 06..............................       (125,840)
          968    @ 50 due Sep 06..............................        (87,120)
                                                               ---------------
                                                                     (212,960)
                                                               ---------------
                 Valero Energy Corp. Calls
          450    @ 67.5 due Aug 06............................       (148,500)
          905    @ 70 due Sep 06..............................       (280,550)
                                                               ---------------
                                                                     (429,050)
                                                               ---------------
                 Verizon Communications, Inc. Call
        1,969    @ 35 due Jul 06 .............................         (9,845)
                                                               ---------------

                 Wachovia Corp. Calls
          891    @ 52.5 due Jul 06............................       (182,655)
        1,783    @ 57.5 due Jul 06............................        (17,830)
                                                               ---------------
                                                                     (200,485)
                                                               ---------------
                 Williams Companies (The), Inc. Calls

        1,110    @ 22.5 due Jul 06............................       (144,300)
        1,110    @ 25 due Nov 06..............................       (155,400)
                                                               ---------------
                                                                     (299,700)
                                                               ---------------
                 Zimmer Holdings, Inc. Call
        1,083    @ 60 due Aug 06                                     (135,375)
                                                               ---------------

                 TOTAL CALL OPTIONS WRITTEN................... $   (7,798,956)
                                                               ===============

                 (Premiums Received $11,513,302)

                    See Notes to Financial Statements.                  Page 11

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
(Cost $396,059,638) .............................................................................   $  372,828,631
Cash ............................................................................................        1,420,082
Prepaid expenses ................................................................................           18,730
Receivables:
   Investment securities sold ...................................................................        2,829,545
   Dividends ....................................................................................          271,912
                                                                                                    ---------------
     Total Assets ...............................................................................      377,368,900
                                                                                                    ---------------
LIABILITIES:
Options written, at value (Premiums received $11,513,302) .......................................        7,798,956
Payables:
   Investment securities purchased ..............................................................        3,282,358
   Investment advisory fees .....................................................................          300,419
   Printing fees ................................................................................           88,839
   Audit and legal fees .........................................................................           31,388
   Administrative fees ..........................................................................           27,321
   Custodian fees ...............................................................................            4,432
Accrued expenses ................................................................................            8,977
                                                                                                    ---------------
     Total Liabilities ..........................................................................       11,542,690
                                                                                                    ---------------
NET ASSETS ......................................................................................   $  365,826,210
                                                                                                    ---------------
NET ASSETS CONSIST OF:
   Accumulated net realized gain on investments sold and options written ........................        4,648,724
   Net unrealized depreciation of investments and options written ...............................      (19,516,661)
   Par value ....................................................................................          199,732
   Paid-in capital ..............................................................................      380,494,415
                                                                                                    ---------------
     Net Assets .................................................................................   $  365,826,210
                                                                                                    ===============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ............................   $        18.32
                                                                                                    ===============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) .....       19,973,164
                                                                                                    ===============


Page 12               See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividends .......................................................................................   $    2,397,392
Interest ........................................................................................            7,665
                                                                                                    --------------
     Total investment income ....................................................................        2,405,057
                                                                                                    --------------

EXPENSES:
Investment advisory fees ........................................................................        1,892,539
Administration fees .............................................................................          171,239
Custodian fees ..................................................................................          118,120
Audit and legal fees ............................................................................           60,925
Printing fees ...................................................................................           54,682
Trustees' fees and expenses .....................................................................           18,863
Transfer Agent fees .............................................................................           15,000
Other ...........................................................................................           41,599
                                                                                                    --------------
     Total expenses .............................................................................        2,372,967
                                                                                                    --------------
NET INVESTMENT INCOME ...........................................................................           32,090
                                                                                                    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
   Securities transactions ......................................................................       20,475,393
   Written option transactions ..................................................................         (619,558)
                                                                                                    --------------
Net realized gain on investments during the period ..............................................       19,855,835
                                                                                                    --------------
Net change in unrealized appreciation/(depreciation) of:

   Securities transactions ......................................................................      (17,441,401)
   Written option transactions ..................................................................          112,923
                                                                                                    --------------
Net change in unrealized depreciation of investments during the period ..........................      (17,328,478)
                                                                                                    --------------
Net realized and unrealized gain on investments .................................................        2,527,357
                                                                                                    --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................................   $    2,559,447
                                                                                                    ==============

         See Notes to Financial Statements.                              Page 13

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT
COVERED CALL FUND STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                 ENDED           YEAR
                                                                                              06/30/2006         ENDED
                                                                                              (UNAUDITED)     12/31/2005
                                                                                           ---------------  --------------
OPERATIONS:
Net investment income...............................................................       $        32,090  $      140,038
Net realized gain on investments during the period..................................            19,855,835      32,569,965
Net change in unrealized depreciation of investments during the period..............           (17,328,478)    (20,366,292)
                                                                                           ---------------  --------------
Net increase in net assets resulting from operations................................             2,559,447      12,343,711

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................                (32,090)       (140,038)
Net realized gains..................................................................           (15,946,441)    (31,665,665)
                                                                                           ---------------  --------------
Total distributions to shareholders.................................................           (15,978,531)    (31,805,703)

CAPITAL TRANSACTIONS:
Proceeds from 192,928 shares reinvested.............................................               --            3,682,849
                                                                                           ---------------  --------------
Total capital transactions..........................................................               --            3,682,849
                                                                                           ---------------  --------------
Net decrease in net assets .........................................................           (13,419,084)    (15,779,143)

NET ASSETS:
Beginning of period ................................................................           379,245,294     395,024,437
                                                                                           ---------------  --------------
End of period ......................................................................       $   365,826,210  $  379,245,294
                                                                                           ===============  ==============
Undistributed net investment income at end of period................................       $      --        $      --
                                                                                           ===============  ==============

Page 14               See Notes to Financial Statements.

FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                       SIX MONTHS
                                                                          ENDED             YEAR            PERIOD
                                                                        6/30/2006           ENDED            ENDED
                                                                       (UNAUDITED)        12/31/2005       12/31/2004*
                                                                       --------------   ---------------  ---------------
Net asset value, beginning of period.............................      $        18.99   $         19.97  $         19.10
                                                                       --------------   ---------------  ---------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income/(loss).....................................                0.00#             0.01            (0.01)
Net realized and unrealized gain on investments..................                0.13              0.61             1.46
                                                                       --------------   ---------------  ---------------
Total from investment operations.................................                0.13              0.62             1.45
                                                                       --------------   ---------------  ---------------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income............................................                0.00#            (0.01)            --
Net realized gains...............................................               (0.80)            (1.59)           (0.54)
                                                                       --------------   ---------------  ---------------
Total from distributions.........................................               (0.80)            (1.60)           (0.54)
                                                                       --------------   ---------------  ---------------
Common Shares offering costs charged to paid-in capital..........                --                 --             (0.04)
                                                                       --------------   ---------------  ---------------
Net asset value, end of period...................................      $        18.32   $         18.99  $         19.97
                                                                       ==============   ===============  ===============
Market value, end of period......................................      $        17.15   $         17.12  $         20.00
                                                                       ==============   ===============  ===============
TOTAL RETURN BASED ON NET ASSET VALUE (A)+.......................                0.77%             3.48%            7.29%
                                                                       ==============   ===============  ===============
TOTAL RETURN BASED ON MARKET VALUE (B)+..........................                4.64%            (6.85)%           2.62%
                                                                       ==============   ===============  ===============
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's).............................      $      365,826   $       379,245  $       395,024
Ratio of total expenses to average net assets....................                1.25%**           1.23%            1.26%**
Ratio of net investment income/(loss) to average net assets......                0.02%**           0.04%           (0.09)%**
Portfolio turnover rate..........................................                  67%              266%              73%

--------------------------------------------------
*    The Fund  commenced  operations  on August 17, 2004.
**   Annualized.
 #   Amount represents less than $0.01 per share.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
+    Total return is not annualized for periods less than one year.

                     See Notes to Financial Statements.                  Page 15

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)


1. FUND DESCRIPTION

First Trust/Fiduciary Asset Management Covered Call Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on May 20, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities and writing (selling) call options on at least 80% of the Fund's Managed Assets ("Managed Assets" is gross assets of the Fund minus the sum of the Fund's accrued and unpaid dividends on Common Shares and accrued liabilities, including the value of call options written). There can be no assurance that the Fund's investment objective will be achieved.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written
(sold) and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days are valued at amortized cost.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked price.

B. OPTION CONTRACTS:

COVERED OPTIONS. When the Fund purchases equity securities, it simultaneously writes (sells) covered call or put options ("options") on substantially all of such equity securities. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. By writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options, and provide a partial hedge against a market decline in the underlying equity security. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, an increase in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon

 Page 16                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)

payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the equity security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's exercise price, the option will likely expire without being exercised. The option premium will be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The Fund writes (sells) options on at least 80% of the Fund's Managed Assets. These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on Fiduciary Asset Management, LLC's ("Fiduciary" or the "Sub-Advisor") ability to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

Distributions paid from:

                                                      2005
                                                  -----------
Ordinary Income................................   $31,805,703

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................   $ 3,245,219
Net Unrealized Depreciation....................    (4,694,072)


                     See Notes to Financial Statements.                  Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)
E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G.  NEW ACCOUNTING PRONOUNCEMENT:

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties.

FIN 48 is effective for fiscal years beginning after December 15, 2006.

The impact from the adoption of FIN 48 is being evaluated, but is not anticipated to have a material effect on the financial statements.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Fiduciary serves as the Fund's Sub-Advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all Board and Committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

Effective June 12, 2006, the Board of Trustees unanimously appointed Robert F. Keith to the Board of Trustees and as a member of the Fund's Audit Committee, Valuation Committee and Nominating and Governance Committee.


Page 18              See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - CONTINUED
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)

4. PURCHASES AND SALES OF SECURITIES AND OPTIONS

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2006 were $260,995,726 and $274,077,901, respectively.

As of June 30, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,608,393 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,125,054.

Written option activity was as follows.

                                                      NUMBER
                                                         OF
                                                     CONTRACTS     PREMIUMS
                                                     ---------   ------------
WRITTEN OPTIONS

Options outstanding at December 31, 2005......        66,886   $  8,930,333
Stock splits .................................         2,958         --
Options written...............................       373,955     62,329,050
Options expired...............................       (65,032)    (4,634,410)
Options exercised.............................           (81)       (32,684)
Options closed................................      (304,891)   (55,078,987)
                                                    --------   ------------
Options outstanding at June 30, 2006..........        73,795   $ 11,513,302
                                                    --------   ------------

5. COMMON SHARES

As of June 30, 2006, 19,973,164 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                               JUNE 30, 2006             DECEMBER 31, 2005
                                                            --------------------        --------------------
                                                            SHARES        AMOUNT        SHARES        AMOUNT
                                                            ------        ------        ------        -------
Issued as reinvestment of dividends under the
    Dividend Reinvestment Plan                                 --         $ --         192,928       $3,682,849
                                                            ------        -------      -------       ----------
                                                               --         $ --         192,928       $3,682,849
                                                            ======        =======      =======       ==========

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent") in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc. as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust Strategic High Income Fund, First Trust/FIDAC Mortgage Income Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 17, 2006. At the Annual Meeting, the Fund's Board of Trustees, then consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec and Richard E. Erickson, were elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 17,348,386, the number of votes withheld was 153,978 and the number of abstentions was 2,470,800. The number of votes cast for Niel
B. Nielson was 17,339,797, the number of votes withheld was 162,567 and the number of abstentions was 2,470,800. The number of votes cast for Richard E. Erickson was 17,352,283, the number of votes withheld was 150,081 and the number of abstentions was 2,470,800. The number of votes cast for Thomas R. Kadlec was 17,344,528, the number of votes withheld was 157,836 and the number of abstentions was 2,470,800.

                               BY-LAW AMENDMENTS

On June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                               ADVISORY AGREEMENT

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY CONTRACTS

The Trustees unanimously approved the continuation of the Investment Management Agreement (the "AGREEMENT") between First Trust Advisors L.P. ("FIRST TRUST") and First Trust/Fiduciary Asset Management Covered Call Fund (the "FUND") at a meeting held on March 13, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund and that the compensation arrangement set forth in the Agreement is fair and reasonable in light of the nature, extent and quality of the services provided by First Trust and such other matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment.

To reach this determination, the Trustees considered their duties under the Investment Company Act of 1940, as amended (the "1940 Act") as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Trustees in voting on such agreements. The Independent Trustees received advice from independent legal counsel. The Trustees also applied their business judgment to determine whether the arrangement between the Fund and First Trust was a reasonable business arrangement from the Fund's perspective as well as from the perspective of its shareholders. In reviewing such arrangement, the Board of Trustees considered factors such as the nature, quality and extent of services provided by First Trust under the Agreement and the fairness of the fee charged, whether the fee level reflects any economies of scale, and any profitability realized by First Trust under the Agreement.

The Trustees considered the nature, quality and extent of services provided by First Trust, including the overall administration of the Fund and First Trust's oversight of Fiduciary Asset Management, LLC ("FIDUCIARY"), the Fund's sub-advisor. The Board considered the experience and skills of the personnel primarily responsible for providing services to the Fund and noted the compliance program that had been developed by First Trust. In light of these considerations and their overall familiarity with First Trust, the Trustees concluded that the nature, quality and extent of services provided by First Trust to the Fund have been and are expected to remain satisfactory.

The Trustees reviewed data prepared by Lipper Inc. ("LIPPER"), an independent source, showing the management fees and expense ratios of the Fund compared to those of a peer group of five other similar non-leveraged closed-end funds. The Trustees also considered the Fund's management fees and expense ratios as compared to a second peer group of eight other similar non-leveraged funds, as selected

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - CONINUED
--------------------------------------------------------------------------------

            FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND
                           JUNE 30, 2006 (UNAUDITED)

by First Trust using data compiled by Lipper. The Trustees noted that the Fund's management fees and expense ratios were above the median of the Lipper peer group and that information was not provided for the median management fees and expense ratios of the First Trust-selected peer group, although the Fund's management fees were shown to be the highest of the First Trust-selected peer group. The Trustees noted that First Trust did not provide advisory services to institutional clients with investment objectives and policies similar to the Fund's. The Trustees also considered the Fund's performance for the one year and since-inception periods ended December 31, 2005 as compared to that of a relevant benchmark index and the other closed-end funds in the performance universe selected by Lipper and the performance universe selected by First Trust. The Board noted that the Fund's performance was near the median for the one-year period and that the Fund's absolute performance was positive for both periods reviewed. The Trustees noted that Lipper had not provided data on the market price and net asset value performance of the Fund, but that another independent source had provided this information, and that First Trust had indicated that the Fund's premium/discount was indicative of the asset class. The Trustees concluded that the Fund's performance was reasonable, particularly in light of the difficulty in identifying peer funds for comparison. On the basis of the information provided, the Trustees concluded that the Fund's management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by First Trust.

The Trustees noted that First Trust had not identified any economies of scale realized by the Fund and had indicated that, for a closed-end fund of this size, any discussion of economies of scale was not meaningful. The Trustees concluded that the management fee schedule reflects an appropriate level of sharing of any economies of scale. The Trustees also considered the costs of the services provided and profits realized by First Trust from its relationship with the Fund for the twelve months ended December 31, 2005, as set forth in the materials provided to the Board. The Trustees noted the inherent limitations in the profitability analysis, and concluded that First Trust's profitability appeared to be not unreasonable in light of the services provided to the Fund. In addition, the Trustees considered and discussed any ancillary benefits derived by First Trust from its relationship with the Fund and noted that First Trust receives no brokerage or soft dollars from the Fund and therefore the typical fall-out benefits are not present. The Trustees concluded that any other fall-out benefits received by First Trust or its affiliates would appear to be attenuated. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

At the March 13, 2006 meeting, the Trustees also approved the continuation of the Investment Sub-Advisory Agreement (the "SUB-ADVISORY AGREEMENT") among the Fund, First Trust and Fiduciary, after considering the factors discussed above, as well as the following information. The Trustees considered the nature, quality and extent of services provided by Fiduciary under the Sub-Advisory Agreement. They received a presentation from representatives of Fiduciary. They concluded that Fiduciary had managed the Fund consistent with its investment objective and policies. The Trustees considered the sub-advisory fee rate (which is paid by First Trust out of the management fee it receives from the Fund) as compared to the sub-advisory fees of two other similar sub-advised funds based on data provided by Lipper, and noted that the Fund's sub-advisory fee rate was higher than that of the other funds. The Trustees also considered information provided by Fiduciary as to the fees it charges to other clients, which were similar to or higher than those it receives under the Sub-Advisory Agreement. The Trustees considered Fiduciary's representation that economies of scale are not as evident in regards to closed-end funds since the assets are fixed and that any economies of scale realized by Fiduciary will be across a variety of products and services and not only in respect to the Fund. Based on the information provided, the Trustees concluded that the sub-advisory fees were reasonable. The Trustees considered the sub-advisory fee rate and how it related to the overall management fee structure of the Fund. The Trustees considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and Fiduciary, an unaffiliated third party, and that First Trust compensates Fiduciary from its management fee. The Trustees also considered data provided by Fiduciary as to the profitability of the Sub-Advisory Agreement to Fiduciary. The Trustees noted the inherent limitations in this profitability analysis and concluded that the profitability analysis for First Trust was more relevant, although the profitability of the Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Trustees considered the fall-out benefits realized by Fiduciary from its relationship with the Fund and noted that Fiduciary maintains soft-dollar arrangements. The Board considered Fiduciary's summary of its soft-dollar policies and procedures. Based on all of the factors considered, the Trustees concluded that it was in the best interests of the Fund to approve the continuation of the Sub-Advisory Agreement, including the fees to be charged for the services thereunder. No single factor was determinative in the Board's analysis.

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(A) Not applicable.

(B) There have been no changes, as of the date of filing, in any of the Portfolio Managers in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FIDUCIARY ASSET MANAGEMENT COVERED CALL FUND

By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date     AUGUST 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.